Other long-term debt (Tables) - Other Long-Term Debt [Member]	12 Months Ended
Dec. 31, 2021
Debt Instrument [Line Items]
Schedule of Other Long-term Debt

	December 31,	December 31,
	2020	2021
	US$	US$
Senior notes
February 2021 Senior notes due on February 28, 2021 at 7.75%	224,952,688	—
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20%	253,678,567	—
June 2022 Senior notes due on June 29, 2022 at 12.00%	71,101,480	78,997,031
September 2023 Senior notes due on September 17, 2023 at 14.50%	296,902,963	253,096,367
October 2023 notes due on October 15, 2023 at 14.20%	—	132,576,797
January 2024 notes due on January 25, 2024 at 14.00%	—	262,064,363

Corporate bonds
Due November 13, 2025 at 8.35%	40,142,724	27,747,400
Due Januray 4, 2026 at 8.35%	—	15,347,334

Loan from Ping An Trust Co., Ltd
Due May 31. 2022 at 12.80%	102,223,789	35,603,934

Loan from Wanxiang Trust Co., Ltd
Due April 30, 2021 at 12.00%	30,651,811	—

Loan from China Huarong Asset Management Co., Ltd
Due November 8, 2021 at 12.00%	24,671,642	—
Due April 20, 2022 at 12.00%	41,379,945	42,348,291
Due November 27, 2022 at 12.00%	—	20,857,318

Loan from Chang An International Trust Co., Ltd
Due December 10, 2023 at 9.00%	274,180,447	169,393,164

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 23, 2021 at 11.60%	6,130,362	—

Loan from Min Sheng Finance Lease Co., Ltd
Due July 15, 2023 at 5.85%	10,213,324	6,452,550

Loan from Zhongrong International Trust Co. Ltd.
Due May 13, 2022 at 13.00%	229,888,577	—

Loan from Daye Trust Co., Ltd
Due August 31, 2022 at 11.50%	91,955,432	94,107,314
Due October 16, 2022 at 14.50%	—	34,506,015

Loan from Hubei Tian Qian Asset Management Co., Ltd
Due July 14, 2022 at 13.00%	50,575,488	35,989,774

Loan from China Minsheng Trust Co., Ltd
Due January 22, 2023 at 10.00%	—	15,684,552

Loan from Kent EB-5 LLC
Due January 23, 2022 at 5.95%	53,000,000	41,928,898

Loan from Bank of Ozark
Due March 24, 2021 at 4.50% plus 1 month LIBOR	92,851,951	—

Loan from 135-35 NORTHERN BLVD 1&2 LLC
Due May 1, 2021 at 8.5%	30,000,000	30,000,000

Loan from Ares Management
Due January 12, 2024 at 10.05%	—	120,000,000

Total principal of other long-term debt	1,924,501,190	1,416,701,102
Less: current portion of other long-term debt	(911,485,562)	(1,141,600,901)
Total other long-term debt	1,013,015,628	275,100,201

Schedule of Maturities

As of December 31, 2021, the contractual maturities of these debts are as follows:

Year	Amount
US$
2022	1,141,600,901
2023	112,005,467
2024	120,000,000
2025	27,747,400
2026 and thereafter	15,347,334
Less: current portion of other long term debt	(1,141,600,901)
Total: Other long-term debt	275,100,201